LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN EMERGING MARKETS DEBT FUND

February 1, 1999

Dear Shareholder:

The J.P. Morgan Emerging Markets Debt Fund lost 15.93% during the volatile 12 months ended December 31, 1998. Its benchmark, the Emerging Markets Bond Index Plus, declined 14.35% for the same period.

The fund's net asset value per share decreased from $9.76 on December 31, 1997 to $7.30 on December 31, 1998, the end of the reporting period. The fund's total net assets for the year ended December 31, 1998 were approximately $19.3 million. The fund made monthly income distributions totaling approximately $0.97 per share in income dividends for the period.

The report that follows includes an interview with Michael Cembalest, a member of the portfolio management team. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS ........1       FUND FACTS AND HIGHLIGHTS .........5

FUND PERFORMANCE ..................2       FINANCIAL STATEMENTS ..............8

PORTFOLIO MANAGER Q&A .............3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested on April 30, 1997,* would have declined to $8,693 on December 31, 1998.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $10,000 SINCE FUND INCEPTION*
APRIL 30, 1997 - DECEMBER 31, 1998

[GRAPH]

LIPPER PERFORMANCE AVERAGES ARE CALCULATED BY TAKING AN ARITHMETIC AVERAGE OF THE RETURNS OF THE FUNDS IN THE GROUP. THE AVERAGE ANNUALIZED RETURNS WHICH RESULT FROM THIS METHODOLOGY WILL DIFFER FROM ANNUALIZING THE GROWTH OF THE MINIMUM INITIAL INVESTMENT.


PERFORMANCE                                          TOTAL RETURNS                    AVERAGE ANNUAL TOTAL RETURNS
                                                    -------------------------        -----------------------------
                                                     THREE             SIX             ONE          SINCE
AS OF DECEMBER 31, 1998                             MONTHS            MONTHS           YEAR       INCEPTION*
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Debt Fund               9.50%            -14.29%        -15.93%        -8.06%
Emerging Markets Bond Index Plus**                   9.92%            -13.42%        -14.35%        -4.08%
Lipper Emerging Markets Debt Funds Average          11.90%            -18.36%        -20.80%        -9.63%


* THE FUND COMMENCED OPERATIONS ON APRIL 17, 1997 AND HAS PROVIDED A TOTAL RETURN OF -6.81% FROM THAT DATE THROUGH DECEMBER 31, 1998. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM APRIL 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

** THE EMERGING MARKETS BOND INDEX PLUS IS AN UNMANAGED INDEX WHICH TRACKS
   TOTAL RETURN FOR EXTERNAL CURRENCY-DENOMINATED DEBT (BRADY BONDS, LOANS, EUROBONDS, AND U.S. DOLLAR-DENOMINATED LOCAL MARKET INSTRUMENTS) IN EMERGING MARKETS. THE EMERGING MARKETS BOND INDEX PLUS DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN REIMBURSED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with MICHAEL CEMBALEST, vice president, who manages the Emerging Markets Debt Group. Mr. Cembalest joined JPMIM in 1998, after spending 11 years with J.P. Morgan Securities. Mr. Cembalest began his career in the corporate finance group in 1988, transferred to Emerging Markets Research in 1993, and served as head strategist for Emerging Markets Debt. Mr. Cembalest was responsible for asset allocation recommendations to the firm's clients and its analytical framework for sovereign bonds. He graduated with a B.A. from Tufts University in 1984 and an M.A. from Columbia in 1986. This interview was conducted on January 15, 1999 and reflects his views on that date.

HOW DID THE EMERGING MARKETS PERFORM IN 1998?

MC: The past 12 months saw considerable volatility in the world's financial markets, driven in large part by the emerging markets. For 1998, the Emerging Markets Bond Index Plus (EMBI+) declined 14.35%. Toward year-end, however, the emerging countries participated in a global recovery. The EMBI+ gained 9.92% for the fourth quarter.

The first half of the year was marked by economic and political turmoil in Asia. Civil unrest and the resignation of President Suharto in Indonesia, the testing of several atomic bombs in India, and continued difficulties in Japan all took their toll. The uncertainty soon spread to the rest of the world. Russia devalued its currency, and global markets corrected in July and August.

By October, however, a recovery was under way. Concerted interest rate cuts by the U.S. Federal Reserve and the central banks of several other countries added much-needed liquidity to the global marketplace. In Latin America, Brazil's President Cardoso was re-elected on an austerity platform. This reassured the markets that Brazil would pursue economic policies designed to impact the country's macroeconomic situation and garner multilateral financial assistance. The Japanese yen also rose dramatically in the second half of the year, easing currency pressures throughout Asia.

Year-end illiquidity led to a disappointing December, as market participants limited their exposure to regional assets. In addition, the Brazilian congress rejected a key element of the country's fiscal austerity plan, and the country lost more than $5 billion in international reserves. Brazil's difficulties hurt the other Latin American debt markets.

HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED DECEMBER 31, 1998?

MC: The fund lost 15.93% for 1998, surpassing its peers as measured by Lipper Emerging Markets Debt Funds Average, which declined 20.80%. We lagged the EMBI+, which declined 14.35%. For the fourth quarter, the fund returned 9.50% and the Index returned 9.92%. Our performance was enhanced in the fourth quarter by decisions regarding spread duration and country selection. We increased spread duration, which allowed the portfolio to participate in a rally during the quarter, and we took major overweight positions in Korea and Bulgaria, both of which outperformed significantly.

Our decision to avoid Russia during August of 1998 added to the portfolio's performance and enabled us to surpass our peers, many of whom remained invested in Russia during the turmoil. For the year, Russian debt lost 83% of its value. The portfolio was somewhat hampered, however, by our defensive position during September. Our attempt to manage risk and preserve capital held the portfolio back in the initial stages of the market recovery.

HOW IS THE PORTFOLIO POSITIONED AS WE ENTER 1999?

MC: Given the continuing uncertainty in Brazil, the portfolio is positioned defensively. We are well diversified in an attempt to manage risk. We have taken significant positions in high-yielding Eastern European and Asian debt securities. The portfolio has avoided illiquid investments in order to allow us the flexibility to take advantage of market opportunities.

WHAT IS YOUR MARKET OUTLOOK FOR THE COMING MONTHS?

MC: Our attention is fixed on Brazil as it struggles to avoid a financial crisis that would force some combination of devaluation, debt restructuring, and further fiscal adjustment. Until the situation in Brazil is resolved, we expect continued volatility in Latin American emerging markets debt.

Brazil's difficulties do not appear to be affecting Eastern European or Asian debt markets. In fact, Asian debt has recovered strongly since the summer.

Other potential risks that we continue to monitor include further deterioration in commodity markets, depreciation of the Japanese yen, and a correction in U.S. equity markets. Emerging markets tend to be heavily dependent on commodity export revenue, and lower commodity prices often reduce government revenue and foreign exchange reserves. Significant depreciation of the yen might trigger a round of competitive devaluations across Asia, which would destabilize Asian debt markets. Further, a significant correction in U.S. equities would likely reduce investors' appetites for assets such as emerging markets debt.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Emerging Markets Debt Fund seeks to provide a high total return from a portfolio of fixed income securities of emerging markets issuers. It is designed for investors who seek exposure to emerging markets debt in their investment portfolios. As an international investment, the fund is subject to foreign political and currency risks, in addition to market risk.


-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
4/17/97


-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 12/31/98
$19,312,591


-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 12/31/98
$19,348,252


-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY


-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99


EXPENSE RATIO
The fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF DECEMBER 31, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

ARGENTINA                        24.6%
BULGARIA                         16.3%
MEXICO                           12.1%
BRAZIL                           11.1%
SOUTH KOREA                      10.4%
U.S. DOLLAR (SHORT TERM)          7.7%
VENEZUELA                         4.0%
PERU                              2.2%
RUSSIA                            1.2%
OTHER                            10.4%

30-DAY SEC YIELD

9.48%*

DURATION
3.4 years


* YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, YIELD WOULD HAVE BEEN LOWER.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT
INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). The fund invests in foreign securities which are subject to special risks; prospective investors should refer to the fund's prospectus for a discussion of these risks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Debt Portfolio
  ("Portfolio"), at value                          $19,326,833
Receivable for Expense Reimbursements                   24,263
Deferred Organization Expenses                          11,067
Receivable for Shares of Beneficial Interest Sold        5,048
Prepaid Trustees' Fees                                     161
Prepaid Expenses and Other Assets                          113
                                                   -----------
    Total Assets                                    19,367,485
                                                   -----------
LIABILITIES
Organization Expenses Payable                           13,495
Shareholder Servicing Fee Payable                        4,083
Dividends Payable to Shareholders                        1,232
Administrative Services Fee Payable                        443
Fund Services Fee Payable                                   16
Administration Fee Payable                                  15
Accrued Expenses                                        35,610
                                                   -----------
    Total Liabilities                                   54,894
                                                   -----------
NET ASSETS
Applicable to 2,644,734 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $19,312,591
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $7.30
                                                          ----
                                                          ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $$23,849,253
Undistributed Net Investment Income                    334,015
Accumulated Net Realized Loss on Investment         (4,867,838)
Net Unrealized Depreciation of Investment               (2,839)
                                                   -----------
    Net Assets                                     $$19,312,591
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income (Net of Foreign
  Withholding Tax of $22)                                     $ 1,702,850
Allocated Portfolio Expenses (Net of
  Reimbursement of $27,668)                                      (162,381)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 1,540,469
FUND EXPENSES
Shareholder Servicing Fee                          $ 37,680
Registration Fees                                    21,993
Transfer Agent Fees                                  21,883
Printing Expenses                                    19,022
Professional Fees                                    11,546
Administrative Services Fee                           4,314
Amortization of Organization Expenses                 3,360
Fund Services Fee                                       422
Administration Fee                                      311
Insurance Expense                                        51
Miscellaneous                                         4,467
                                                   --------
    Total Fund Expenses                             125,049
Less: Reimbursement of Expenses                     (99,035)
                                                   --------
NET FUND EXPENSES                                                  26,014
                                                              -----------
NET INVESTMENT INCOME                                           1,514,455
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                    (4,587,310)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                             226,246
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $(2,846,609)
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                         APRIL 17, 1997
                                                    FOR THE FISCAL      (COMMENCEMENT OF
                                                      YEAR ENDED       OPERATIONS) THROUGH
                                                   DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   -----------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      1,514,455    $          536,699
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                         (4,587,310)              556,473
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                                 226,246              (635,869)
                                                   -----------------   -------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          (2,846,609)              457,303
                                                   -----------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (1,514,455)             (536,699)
In Excess of Net Investment Income                         (309,561)              (14,812)
Net Realized Gain                                                --              (196,090)
                                                   -----------------   -------------------
    Total Distributions to Shareholders                  (1,824,016)             (747,601)
                                                   -----------------   -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         15,105,562            11,902,012
Reinvestment of Dividends and Distributions               1,773,903               727,589
Cost of Shares of Beneficial Interest Redeemed           (4,874,109)             (361,443)
                                                   -----------------   -------------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                12,005,356            12,268,158
                                                   -----------------   -------------------
    Total Increase in Net Assets                          7,334,731            11,977,860
NET ASSETS
Beginning of Period                                      11,977,860                    --
                                                   -----------------   -------------------
End of Period (including undistributed net
  investment income of $334,015 and $0,
  respectively)                                    $     19,312,591    $       11,977,860
                                                   -----------------   -------------------
                                                   -----------------   -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                         FOR THE PERIOD
                                                                         APRIL 17, 1997
                                                    FOR THE FISCAL      (COMMENCEMENT OF
                                                      YEAR ENDED       OPERATIONS) THROUGH
                                                   DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   -----------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           9.76    $            10.00
                                                   -----------------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          1.15                  0.58
Net Realized and Unrealized Loss on Investment                (2.64)                (0.05)
                                                   -----------------   -------------------
Total from Investment Operations                              (1.49)                 0.53
                                                   -----------------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.81)                (0.58)
In Excess of Net Investment Income                            (0.16)                (0.02)
Net Realized Gain                                                --                 (0.17)
                                                   -----------------   -------------------
Total Distributions to Shareholders                           (0.97)                (0.77)
                                                   -----------------   -------------------

NET ASSET VALUE, END OF PERIOD                     $           7.30    $             9.76
                                                   -----------------   -------------------
                                                   -----------------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 (15.93%)                5.47%(a)
Net Assets, End of Period (in thousands)           $         19,313    $           11,978
Ratios to Average Net Assets
  Net Expenses                                                 1.25%                 1.25%(b)
  Net Investment Income                                       10.05%                 9.71%(b)
  Expenses without Reimbursement                               2.09%                 2.40%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Emerging Markets Debt Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on April 17, 1997. Prior to January 1, 1998, the trust's and the fund's names were The JPM Pierpont Funds and The JPM Pierpont Emerging Markets Debt Fund, respectively.

The fund invests all of its investable assets in The Emerging Markets Debt Portfolio (the "portfolio"), an open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (approximately 99.9% at December 31, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1 of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Prior to August 1, 1997, distributions to shareholders of net investment income and net realized capital gains, if any, were declared and paid annually.

   d) The fund incurred organization expenses in the amount of $16,800. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co., Incorporated ("J.P. Morgan"), has agreed to pay the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

   f) The fund is treated as a separate entity for federal income tax purposes. The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   g) The fund accounts for and reports distributions to shareholders in accordance with "Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement was to increase Undistributed Net Investment Income by $703,559, increase Accumulated Net Realized Loss on Investment by $1,019,082 and increase Paid-in Capital by $315,523. The adjustments are primarily attributable to deferral of prior year losses as a result of asset migration at the portfolio level and reclassification of current year distributable income. Net investment income, net realized gains and net assets were not affected by this change. In addition, a reclassification of approximately $406,000 was made by the fund to decrease both the paid in capital and net unrealized appreciation of investments attributable to its allocation from the portfolio. Net assets were not affected by the reclassification.

   h) For federal income tax purposes, the fund had a capital loss carryforward of $4,224,557 at December 31, 1998, which will expire in the year 2006. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

   i) For federal income tax purposes, the fund incurred approximately $26,700 of long-term capital losses in the period from November 1, 1998 to December 31, 1998. These losses were deferred for tax purposes until January 1, 1999.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended December 31, 1998, the fee for these services amounted to $311.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended December 31, 1998, the fee for these services amounted to $4,314.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.25% of the average daily net assets of the fund. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the fiscal year ended December 31, 1998, J.P. Morgan has agreed to reimburse the fund $99,035 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal and account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the fiscal year ended December 31, 1998, the fee for these services amounted to $37,680.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $422 for the fiscal year ended December 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the fund Services Fee shown in the financial statements was $90.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                                         FOR THE PERIOD
                                                                         APRIL 17, 1997
                                                    FOR THE FISCAL      (COMMENCEMENT OF
                                                      YEAR ENDED       OPERATIONS) THROUGH
                                                   DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   -----------------   -------------------
Shares sold......................................         1,775,810             1,188,908
Reinvestment of dividends and distributions......           221,158                74,548
Shares redeemed..................................          (578,862)              (36,828)
                                                   -----------------   -------------------
Net Increase.....................................         1,418,106             1,226,628
                                                   -----------------   -------------------
                                                   -----------------   -------------------

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund and portfolio.

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at December 31, 1998.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Emerging Markets Debt Fund
(formerly The JPM Pierpont Emerging Markets Debt Fund)

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the J.P. Morgan Emerging Markets Debt Fund (one of the series constituting part of J.P. Morgan Funds (formerly The JPM Pierpont Funds), hereafter referred to as the "fund") at December 31, 1998, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from April 17, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 18, 1999

J.P. MORGAN EMERGING MARKETS DEBT FUND
SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the trust unless otherwise specified. The meeting was held for the following purposes:

1.    To elect a slate of five trustees to hold office
       for a term of unlimited duration subject to the
       current retirement age of 70.
2a.   To approve the amendment of the fund's investment
       restriction relating to diversification of
       assets.
2b.   To approve the amendment of the fund's investment
       restriction relating to concentration of assets
       in a particular industry.
2c.   To approve the amendment of the fund's investment
       restriction relating to the issuance of senior
       securities.
2d.   To standardize the borrowing ability of the fund
       to the extent permitted by applicable law.
2e.   To approve the amendment of the fund's investment
       restriction relating to underwriting.
2f.   To approve the amendment of the fund's investment
       restriction relating to investment in real
       estate.
2g.   To approve the amendment of the fund's investment
       restriction relating to commodities.
2h.   To approve the amendment of the fund's investment
       restriction relating to lending.
2i.   To approve the reclassification of the fund's
       other fundamental restrictions as
       nonfundamental.
3.    To approve the reclassification of the fund's
       investment objective from fundamental to
       nonfundamental.
4.    To approve a new investment advisory agreement of
       the fund.
5.    To amend the Declaration of Trust to provide
       dollar-based voting rights.
6.    To ratify the selection of independent
       accountants, PricewaterhouseCoopers LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                                VOTES FOR     VOTES AGAINST   ABSTENTIONS
------------------------------------------------------------  -------------   -------------   -----------
                                                              2,692,335,831      18,884,648       --
1.   Frederick S. Addy......................................
                                                              2,692,395,937      18,824,542       --
     William G. Burns.......................................
                                                              2,691,798,990      19,421,489       --
     Arthur C. Eschenlauer..................................
                                                              2,692,393,425      18,827,054       --
     Matthew Healey.........................................
                                                              2,692,488,290      18,732,189       --
     Michael P. Mallardi....................................
2.   Amending of Investment Restrictions:
     a.    Relating to diversification of assets............        933,848        --             --
     b.    Relating to concentration of assets..............        933,848        --             --
     c.    Relating to issuance of senior securities........        933,848        --             --
     d.    Relating to borrowing............................        933,848        --             --
     e.    Relating to underwriting.........................        933,848        --             --
     f.    Relating to investment in real estate............        933,848        --             --
     g.    Relating to commodities..........................        933,848        --             --
     h.    Relating to lending..............................        933,848        --             --
     i.    Reclassification of other restrictions as
            nonfundamental..................................        933,848        --             --
                                                                   --              --             --
3.   Reclassification of investment objectives..............
                                                                    938,925        --             --
4.   Investment advisory agreement..........................
                                                              2,645,059,081      16,807,551    47,376,755
5.   Dollar-based voting rights.............................
                                                              2,682,031,391       4,303,418    24,885,671
6.   Independent accountants, PricewaterhouseCoopers LLP....

The Emerging Markets Debt Portfolio

Annual Report December 31, 1998

(The following pages should be read in conjunction with J.P. Morgan Emerging Markets Debt Fund
Annual Financial Statements)

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                    VALUE
        -----------            -------------------------------------------------  ------------
CORPORATE OBLIGATIONS (1.1%)
INDIA (1.1%)
$                   250,000    Reliance Industries Ltd., (144A), 10.375% due
                                 06/24/16 (cost $203,386).......................  $    202,870
                                                                                  ------------
OTHER GOVERNMENT AGENCIES (4.6%)
MEXICO (4.6%)
                    261,000    Banco Nacional de Comercio Exterior SNC, 7.25%
                                 due 02/02/04...................................       240,120
                    660,000    Petroleos Mexicanos, (144A), Tranche 5, MTN,
                                 Putable, 9.375% due 12/02/08...................       655,050
                                                                                  ------------
                                   TOTAL OTHER GOVERNMENT AGENCIES (COST
                                    $876,891)...................................       895,170
                                                                                  ------------
SOVEREIGN BONDS (62.8%)
ARGENTINA (18.1%)
                    502,918    Republic of Argentina Bocon, Series Pre-4,
                                 Callable, Sinking Fund, 5.01% due
                                 09/01/02(v)....................................       445,892
                  1,130,000    Republic of Argentina Bonos del Tesoro, Series
                                 BT02, 8.75% due 05/09/02.......................     1,021,520
                    280,000    Republic of Argentina Global Bonds, 9.75% due
                                 09/19/27.......................................       248,500
                    805,000    Republic of Argentina Global Bonds, Series XW,
                                 11.00% due 12/04/05............................       800,975
                    280,000    Republic of Argentina Par Bonds, Series L-GP,
                                 Callable, 5.75% due 03/31/23(v)................       201,600
                    935,300    Republic of Argentina, Series L, Callable,
                                 Sinking Fund, 6.188% due 03/31/05(v)...........       787,990
                                                                                  ------------
                                                                                     3,506,477
                                                                                  ------------

BRAZIL (8.3%)
                    760,000    Republic of Brazil DCB, Series 18 Year L,
                                 Callable, Sinking Fund, 6.188% due
                                 04/15/12(v)....................................       380,000
                    680,000    Republic of Brazil DCB, Series 18 Year RG,
                                 Callable, Sinking Fund, 6.188% due
                                 04/15/12(v)....................................       340,000
                    790,000    Republic of Brazil Global Bonds, 10.125% due
                                 05/15/27.......................................       525,350
                    645,000    Republic of Brazil NMB, Series 15 Year L,
                                 Callable, Sinking Fund, 6.188% due
                                 04/15/09(v)....................................       350,719
                                                                                  ------------
                                                                                     1,596,069
                                                                                  ------------

BULGARIA (12.1%)
                  1,370,000    Republic of Bulgaria Discount Bonds, Series A,
                                 Callable, 6.688% due 07/28/24(v)...............       959,000
                    660,000    Republic of Bulgaria Global FLIRB, Series A,
                                 Callable, Sinking Fund, 2.50% due
                                 07/28/12(v)....................................       376,200
                  1,500,000    Republic of Bulgaria IAB PDI, Callable, Sinking
                                 Fund, 6.688% due 07/28/11(v)...................     1,008,750
                                                                                  ------------
                                                                                     2,343,950
                                                                                  ------------

ECUADOR (1.2%)
                    548,855    Republic of Ecuador Global PDI Bonds, Series 20
                                 Year, 6.625% due 02/27/15(v)...................       222,286
                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                    VALUE
        -----------            -------------------------------------------------  ------------
MEXICO (4.3%)
$                   570,000    United Mexican States Global Bonds, Series W-B,
                                 6.25% due 12/31/19.............................  $    441,750
                    385,000    United Mexican States Global Bonds, 11.375% due
                                 09/15/16.......................................       396,550
                                                                                  ------------
                                                                                       838,300
                                                                                  ------------

MOROCCO (0.9%)
                    220,000    Government of Morocco - Restructuring &
                                 Consolidation Agreement, Series A, Sinking
                                 Fund, 6.063% due 01/01/09(v)(s)................       173,250
                                                                                  ------------

PANAMA (2.8%)
                    470,000    Republic of Panama Global Bonds, 8.25% due
                                 04/22/08(s)....................................       440,625
                    131,833    Republic of Panama PDI, Series 20 Year, 6.688%
                                 due 07/17/16(v)................................        97,556
                                                                                  ------------
                                                                                       538,181
                                                                                  ------------

PERU (1.6%)
                    220,000    Republic of Peru FLIRB, Series 20 Year, Sinking
                                 Fund, 3.25% due 03/07/17(v)....................       124,575
                    305,000    Republic of Peru PDI, Series 20 Year, Sinking
                                 Fund, 4.00% due 03/07/17(v)....................       191,387
                                                                                  ------------
                                                                                       315,962
                                                                                  ------------

PHILIPPINES (1.9%)
                    360,000    Republic of Philippines Global Bonds, 8.875% due
                                 04/15/08.......................................       359,100
                                                                                  ------------

RUSSIA (0.9%)
                     40,042    Russia IAN, Vnesheconombank, Series US, Sinking
                                 Fund, 5.969% due 12/15/15(v)...................         4,305
                  2,888,000    Russia Principal Loan, Vnesheconombank, Series 24
                                 Year, Sinking Fund, 5.969% due 12/15/20(v).....       173,280
                                                                                  ------------
                                                                                       177,585
                                                                                  ------------

SOUTH KOREA (7.8%)
                    360,000    Republic of Korea Global Bonds, 8.75% due
                                 04/15/03.......................................       369,000
                  1,100,000    Republic of Korea Global Bonds, 8.875% due
                                 04/15/08.......................................     1,130,250
                                                                                  ------------
                                                                                     1,499,250
                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                    VALUE
        -----------            -------------------------------------------------  ------------
VENEZUELA (2.9%)
$                   642,856    Republic of Venezuela DCB, Series DL, Callable,
                                 Sinking Fund, 5.938% due 12/18/07(s)(v)........  $    408,213
                    260,000    Republic of Venezuela Global Bonds, 9.25% due
                                 09/15/27.......................................       158,600
                                                                                  ------------
                                                                                       566,813
                                                                                  ------------
                                   TOTAL SOVEREIGN BONDS (COST $12,127,156).....    12,137,223
                                                                                  ------------
U.S. TREASURY OBLIGATIONS (3.8%)
U.S. TREASURY BONDS (3.8%)
                    200,000    5.25% due 11/15/28...............................       204,746
                    450,000    6.75% due 08/15/26(s)............................       539,294
                                                                                  ------------
                                   TOTAL U.S. TREASURY OBLIGATIONS (COST
                                    $720,836)...................................       744,040
                                                                                  ------------
RIGHTS (0.0%)
MEXICO (0.0%)
                  2,258,000    United Mexican States Value Recovery, Expiring
                                 06/30/03 (cost $0).............................             0
                                                                                  ------------
WARRANTS (0.1%)
ARGENTINA (0.1%)
                        555    Republic of Argentina, Expiring 12/03/99.........        24,975
                                                                                  ------------

NIGERIA (0.0%)
                      1,000    Central Bank of Nigeria, Expiring 11/15/20.......             0
                                                                                  ------------

VENEZUELA (0.0%)
                      1,250    Republic of Venezuela, Expiring 04/15/20.........             0
                                                                                  ------------
                                   TOTAL WARRANTS (COST $19,425)................        24,975
                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                    VALUE
        -----------            -------------------------------------------------  ------------
SHORT-TERM INVESTMENTS (1.8%)
U.S. TREASURY OBLIGATIONS (1.8%)
$                   349,000    Bills, 4.34% due 04/01/99(y).....................  $    345,340
                     10,000    Bills, 4.34% due 06/24/99(y).....................         9,794
                                                                                  ------------
                                   TOTAL SHORT-TERM INVESTMENTS (COST
                                    $354,969)...................................       355,134
                                                                                  ------------
                               TOTAL INVESTMENTS (COST $14,302,663) (74.2%).....    14,359,412
                               OTHER ASSETS IN EXCESS OF LIABILITIES (25.8%)....     4,988,840
                                                                                  ------------
                               NET ASSETS (100.0%)..............................  $ 19,348,252
                                                                                  ------------
                                                                                  ------------

------------------------------
Note: Based on the cost of investments of $15,341,590 for Federal Income Tax purposes at December 31, 1998, the aggregate gross unrealized appreciation and depreciation was $281,164 and $1,263,342, respectively, resulting in net unrealized depreciation of $982,178.

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $1,025,517 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instruments with step coupon rate.

(y) Yield to maturity.

{::} Denominated in USD unless otherwise indicated.

144A - Securities restricted for resale to Qualified Institutional Buyers.

C - Capitalization.

DCB - Debt Conversion Bonds.

FLIRB - Front Loaded Interest Reduction Bonds.

IAB - Interest in Arrears Bonds.

IAN - Interest in Arrears Notes.

MTN - Medium Term Notes.

NMB - New Money Bonds.

PDI - Past Due Interest.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $14,302,663 )           $14,359,412
Cash                                                   565,822
Receivable for Investments Sold                      4,185,168
Interest Receivable                                    296,199
Receivable from Advisor                                 23,124
Deferred Organization Expenses                          10,309
Prepaid Trustees' Fees                                     356
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                       203
Prepaid Expenses and Other Assets                        1,008
                                                   -----------
    Total Assets                                    19,441,601
                                                   -----------
LIABILITIES
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    19,075
Organization Expenses Payable                           14,200
Advisory Fee Payable                                    11,495
Variation Margin Payable                                 1,250
Administrative Services Fee Payable                        445
Fund Services Fee Payable                                   16
Accrued Expenses                                        46,868
                                                   -----------
    Total Liabilities                                   93,349
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $19,348,252
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $22)                                                        $ 1,706,984
EXPENSES
Advisory Fee                                       $   106,372
Professional Fees and Expenses                          52,355
Custodian Fees and Expenses                             16,262
Printing Expenses                                        6,543
Administrative Services Fee                              4,349
Amortization of Organization Expense                     3,238
Fund Services Fee                                          423
Insurance Expense                                          335
Administration Fee                                         274
Trustees' Fees and Expenses                                 99
Miscellaneous                                              114
                                                   -----------
    Total Expenses                                     190,364
Less: Reimbursement of Expenses                        (27,722)
                                                   -----------
NET EXPENSES                                                         162,642
                                                                 -----------
NET INVESTMENT INCOME                                              1,544,342
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           (4,955,945)
  Futures Contracts                                    144,392
  Foreign Currency Transactions                        218,887
                                                   -----------
    Net Realized Loss                                             (4,592,666)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                          299,990
  Futures Contracts                                    (25,060)
  Foreign Currency Contracts and Translations          (51,223)
                                                   -----------
    Net Change in Unrealized Appreciation                            223,707
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $(2,824,617)
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                          MARCH 7, 1997
                                                    FOR THE FISCAL      (COMMENCEMENT OF
                                                      YEAR ENDED       OPERATIONS) THROUGH
                                                   DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   -----------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      1,544,342    $        8,917,209
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions            (4,592,666)           (5,256,573)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations               223,707              (225,247)
                                                   -----------------   -------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          (2,824,617)            3,435,389
                                                   -----------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            15,100,514           178,496,163
Withdrawals                                              (5,099,187)         (169,760,010)
                                                   -----------------   -------------------
    Net Increase from Investors' Transactions            10,001,327             8,736,153
                                                   -----------------   -------------------
    Total Increase in Net Assets                          7,176,710            12,171,542
NET ASSETS
Beginning of Period                                      12,171,542                    --
                                                   -----------------   -------------------
End of Period                                      $     19,348,252    $       12,171,542
                                                   -----------------   -------------------
                                                   -----------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                          MARCH 7, 1997
                                                        FOR THE         (COMMENCEMENT OF
                                                   FISCAL YEAR ENDED   OPERATIONS) THROUGH
                                                   DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   -----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 1.07%                 0.91%(a)
  Net Investment Income                                       10.16%                 9.57%(a)
  Expenses without Reimbursement                               1.25%                 0.91%(a)
Portfolio Turnover                                              791%                  182%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. ("Limited") in exchange for a beneficial interest in the portfolio. On December 12, 1997, Limited withdrew its entire interest in the portfolio. The portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk, not typically associated with investments in the United States, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from future political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions, which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based on the most recent sale price, or, in the absence of recorded sales, at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At December 31, 1998, the portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       12/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
German Mark 273,380, expiring 02/09/99...........  $  170,129    $  164,462    $      (5,667)
German Mark 124,492, expiring 03/09/99...........      74,797        75,000              203

                                                   SETTLEMENT
SALES CONTRACTS                                      VALUE
-------------------------------------------------  ----------
German Mark 273,380, expiring 02/09/99...........  $  155,259   $  164,462    $      (9,203)
German Mark 124,492, expiring 03/09/99...........      70,795       75,000           (4,205)
                                                                              --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                             $     (18,872)
                                                                              --------------
                                                                              --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures contracts open at December 31, 1998 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT DECEMBER 31, 1998

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
U.S. Long Bond, expiring March 1999..............             10    $     (25,060)   $     1,302,873
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the portfolio's potential gain or loss on swap transactions is not subject to any fixed limit.

   g) The portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co., Incorporated ("J.P. Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   h) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   i) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.70% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan and wholly owned subsidiary of J.P. Morgan, and the terms of the agreement remain the same. For the fiscal year ended December 31, 1998, this fee amounted to $106,372.

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended December 31, 1998, the fee for these services amounted to $274.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the fiscal year ended December 31, 1998, the fee for these services amounted to $4,349.

      During the year, Morgan reimbursed the portfolio for $27,722 based on its voluntary undertaking to limit the expenses of the portfolio and the related funds to 1.25% of the average net assets.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $423 for the fiscal year ended December 31, 1998.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $90.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1998 were as follows:

COST OF               PROCEEDS
  PURCHASES          FROM SALES
-----------------   ------------
113,756,184......    108,117,482

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Emerging Markets Debt Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Debt Portfolio (one of the portfolios comprising part of the Series Portfolio, hereafter referred to as the "portfolio") at December 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and supplementary data for the year then ended and for the period from March 7, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 18, 1999

J.P. MORGAN EMERGING MARKETS DEBT FUND
ADDITIONAL INFORMATION (UNAUDITED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

YEAR 2000 PROCESSING ISSUE

Many computer programs in use today use two digits rather than four to identify the year and cannot distinguish the year 2000 from the year 1900. The Year 2000 issue affects virtually all companies and organizations. The funds' Investment Adviser is working on necessary changes to its computer systems to deal with the Year 2000 issue. The funds' Transfer Agent, Custodian and other services providers have reported that they are working on dealing with the Year 2000 issue as well. There can be no assurance that the problem will be corrected in all respects or that it will not have a negative effect on the funds' operations or results. In addition, companies in which the funds invest could be adversely affected by the Year 2000 issue, which could have a negative effect on the funds' investment returns.

                 (This page has been left blank intentionally.)

J.P. MORGAN FUNDS

            PRIME MONEY MARKET FUND

            FEDERAL MONEY MARKET FUND

            TAX EXEMPT MONEY MARKET FUND

            SHORT TERM BOND FUND

            BOND FUND

            GLOBAL STRATEGIC INCOME FUND

            EMERGING MARKETS DEBT FUND

            TAX EXEMPT BOND FUND

            NEW YORK TAX EXEMPT BOND FUND

            CALIFORNIA BOND FUND: SELECT SHARES

            DIVERSIFIED FUND

            DISCIPLINED EQUITY FUND

            U.S. EQUITY FUND

            U.S. SMALL COMPANY FUND

            U.S. SMALL COMPANY OPPORTUNITIES FUND

            TAX AWARE U.S. EQUITY FUND: SELECT SHARES

            INTERNATIONAL EQUITY FUND

            EUROPEAN EQUITY FUND

            INTERNATIONAL OPPORTUNITIES FUND

            EMERGING MARKETS EQUITY FUND

            GLOBAL 50 FUND: SELECT SHARES



FOR MORE INFORMATION ON THE J.P. MORGAN
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.



J.P. MORGAN
EMERGING MARKETS
DEBT FUND


ANNUAL REPORT
DECEMBER 31, 1998